Public Offering - Reconciliation of Class A Common Stock (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 15, 2020
Class Of Stock [Line Items]
Class A shares issuance costs		$ (19,258,050)	$ (19,106,888)
Accretion of carrying value to redemption value		(29,815,050)	(29,663,888)
Contingently redeemable Class A Common Stock	$ 345,000,000	345,000,000	345,000,000
Public Warrants
Class Of Stock [Line Items]
Proceeds allocated to public warrants	(27,255,000)	(11,040,000)	$ (10,557,000)
Initial Public Offering
Class Of Stock [Line Items]
Gross proceeds	345,000,000	345,000,000
Class A shares issuance costs	(19,266,180)	(19,258,050)
Accretion of carrying value to redemption value	(29,823,180)	(29,815,050)
Contingently redeemable Class A Common Stock	345,000,000	345,000,000
Initial Public Offering | Public Warrants
Class Of Stock [Line Items]
Proceeds allocated to public warrants	$ (10,557,000)	$ (10,557,000)